Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2008-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 6-25-2011	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		7/18/2011

2	Payment Date		7/20/2011

3	Collection Period	5/29/2011	6/25/2011	28

4	Monthly Interest Period - Actual/360	6/20/2011	7/19/2011	30

5	Monthly Interest - 30/360			30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	245,000,000.00	—	—	—	—
7	Class A-2-A Notes	305,000,000.00	—	—	—	—
8	Class A-3-A Notes	255,000,000.00	—	—	—	—
9	Class A-4-B Notes	214,450,000.00	162,236,395.56	11,804,549.59	150,431,845.97	0.7014775

10	Total Securities	$1,019,450,000.00	$162,236,395.56	$11,804,549.59	$150,431,845.97

11	Overcollateralization	23,481,371.55	23,481,371.55		23,481,371.55

12	Adjusted Pool Balance	1,042,931,371.55	185,717,767.11	11,804,549.59	173,913,217.52

13	YSOC	$62,585,327.65	$8,658,278.54		$7,991,000.03

14	Net Pool Balance	$1,105,516,699.20	$194,376,045.65	$11,804,549.59	$181,904,217.55

			Principal& Interest	Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Payment Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	2.8400%	—	—	—	—
16	Class A-2-A Notes	3.7100%	—	—	—	—
17	Class A-3-A Notes	4.5000%	—	—	—	—
18	Class A-4-B Notes	1.8858%	254,954.50	1.1888762	12,059,504.09	56.2345726

	Total Securities		254,954.50		12,059,504.09

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received					7,653,905.37
20	Scheduled Interest Payments Received					885,455.57
21	Prepayments of Principal Received					94,733.24
22	Liquidation Proceeds					4,127,235.82
23	Recoveries Received					372,209.00
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					13,133,539.00

26	Repurchased Receivables					—
27	Net Swap Receipt Class A-4 Notes					—
28	Swap Replacements Proceeds
29	Reserve Account Excess Amount (Item 93)					2,941.37

30	Total Available Funds, prior to Servicer Advances					13,136,480.37

31	Servicer Advance (Item 76)					—

32	Total Available Funds + Servicer Advance					13,136,480.37

33	Reserve Account Draw Amount (Item 79)					—

34	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					13,136,480.37

D.	DISTRIBUTIONS

	Distribution Summary:
35	Prior Advance Reimbursement (Item 82)					—
36	Servicing Fees (Item 46)					161,980.04
37	Net Swap Payment Class A-4 Notes					445,906.73
38	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)					—
39	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)					254,954.50
40	Principal Distribution Amount (Item 80)					11,804,549.59
41	Amount Paid to Reserve Account to Reach Specified Balance					—
42	Subordinated Swap Termination Payments					—
43	Other Amounts Paid to Trustees					—
44	Certificateholders Principal Distribution Amount					—

45	Remaining Funds to Seller					469,089.51

	Distribution Detail:	Due	Shortfall	Paid

46	Servicing Fees	161,980.04	—	161,980.04

	Pro rata:

47	Class A-1 Interest	—	—	—
48	Class A-2 Interest	—	—	—
49	Class A-3 Interest	—	—	—
50	Class A-4 Interest	254,954.50	—	254,954.50
51	Class A-1 Interest Carryover Shortfall	—	—	—
52	Class A-2 Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	254,954.50	—	254,954.50

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			185,717,767.11
57	Beginning Net Pool Balance		194,376,045.65
58	Receipts of Scheduled Principal		(7,653,905.37)
59	Receipts of Prepaid Principal		(94,733.24)
60	Liquidation Proceeds		(4,127,235.82)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(595,953.67)

64	Ending Net Pool Balance		181,904,217.55
65	Yield Supplement Overcollateralization Amount		7,991,000.03

66	Adjusted Pool Balance		173,913,217.52
67	Less: Adjusted Pool Balance - End of Collection Period			173,913,217.52

68	Calculated Principal Distribution Amount			11,804,549.59

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 30)			13,136,480.37
70	Less: Prior Advance Reimbursement (Item 35)			—
71	Less: Servicing Fees Paid (Item 36)			161,980.04
72	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)			700,861.23
73	Less: Calculated Principal Distribution (Item 68)			11,804,549.59

74	Equals: Remaining Available Funds before Servicer Advance			469,089.51
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			469,089.51
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			11,804,549.59

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
85	Specified Reserve Account Balance (Amended 3-16-09)			55,214,656.86
86	Original Specified Reserve			5,214,656.86
87	Initial Reserve Account Balance			1,042,931.37
88	Beginning Reserve Account Balance			55,214,656.86
89	Plus: Net Investment Income for the Collection Period			2,941.37

90	Subtotal: Reserve Fund Available for Distribution			55,217,598.23
91	Plus: Deposit of Excess Available Funds (Item 41)			—
92	Plus: Deposit of Voluntary Capital Contribution			—
93	Less: Reserve Account Draw Amount (Item 79)			—

94	Subtotal Reserve Account Balance			55,217,598.23
95	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)			2,941.37

96	Equals: Ending Reserve Account Balance			55,214,656.86

97	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Current
98	Net Pool Balance	1,105,516,699.20	181,904,217.55
99	Number of Current Contracts	69,699	23,152
100	Weighted Average Loan Rate	5.54%	6.01%
101	Average Remaining Term	55.0	24.2
102	Average Original Term	60.3	66.3
103	Monthly Prepayment Rate		1.22%

			Outstanding
	Net Credit Loss and Repossession Activity:	Units	Principal Balance
104	Aggregate Outstanding Principal Balance of Charged Off Receivables	45	595,953.67
105	Liquidation Proceeds on Related Vehicles		—
106	Recoveries Received on Receivables Previously Charged Off		372,209.00

107	Net Principal Losses for Current Collection Period	45	223,744.67

108	Beginning Net Principal Losses	2,624	25,590,884.46
109	Net Principal Losses for Current Collection Period	45	223,744.67

110	Cumulative Net Principal Losses	2,669	25,814,629.13

111	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,105,516,699.20)		2.34%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
112	Current	97.29%	22,682	176,965,652.91
113	31 - 60 Days Delinquent	2.33%	405	4,231,428.13
114	61 - 90 Days Delinquent	0.39%	65	707,136.51

115	Total	100.00%	23,152	181,904,217.55

	Summary of Swap Payments and Receipts
	Receipts:
116	Net Swap Receipt Class A-4 Notes			—
117	Swap Replacements Proceeds			—

118	Total Receipts			—

	Payments:
119	Net Swap Payment Class A-4 Notes			445,906.73
120	Senior Swap Termination Payment			—
121	Subordinated Swap Termination Payments			—

122	Swap Termination Payment			—

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month